VP Epoch U.S. Equity Yield Portfolio (Prospectus Summary) | VP Epoch U.S. Equity Yield Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP ICAP Select Equity Portfolio)

MAINSTAY VP FUNDS TRUST

MainStay VP Epoch U.S. Equity Yield Portfolio

(formerly known as MainStay VP ICAP Select Equity Portfolio)

Supplement dated March 13, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated May 1, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

1.       The table and footnotes in the section entitled “Fees and Expenses of the Portfolio” and the table in the section entitled “Example” are revised as follows:

	Initial Class	Service Class
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio's average daily net assets) [1]	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.72%	0.97%

1.

  The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.

	1 Year	3 Years	5 Years	10 Years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190

2.       The last sentence in the section entitled “Portfolio Turnover” is replaced with the following:

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 99% of the average value of its portfolio.

Fees and Expenses of the Portfolio
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - VP Epoch U.S. Equity Yield Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.72%	0.97%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.

Example
Expense Example - - VP Epoch U.S. Equity Yield Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Initial Class	74	230	401	894
Service Class	99	309	536	1,190

Portfolio Turnover
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 99% of the average value of its portfolio.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.